Loan Payable, Lease Payable and Current Portion of Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Loan Payable, Lease Payable and Current Portion of Long-Term Debt
	December 31,	December 31,
	2020	2019
	$’000	$’000
Current portion of long-term debt(note 17)	$340	$200
Leases payable	23	134
Loans payable	-	-
Total	$363	$334